LION BATTERY TECHNOLOGIES INC. - Disclosure of detailed information about gross funding to Lion (Details) - shares	1 Months Ended						12 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019	Aug. 31, 2023
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Preferred stock received for investment	560	590	500	700	700	1,100	4,150